Related Party Long-Term Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related party obligations
Related Party Long-Term Obligations

5. Related Party Long-Term Obligations

Related Party Long-Term Obligations

Without giving effect to the 2011 Refinancing, the aggregate maturities of related party long-term debt and future interest (assuming no utilization of the payment-in-kind options) for each of the five years subsequent to June 30, 2011, were as follows:

	Payments Due by Period
	Total	Year 1	Year 2	Year 3	Year 4	Year 5
	(In thousands)
Term A Loan, due December 31, 2013, interest payable quarterly to HCC at 9.5% per annum through December 31, 2011 and 12% thereafter	$245,627	$20,514	$22,855	$202,258	$—	$—
Term B Loan, due December 31, 2013, interest payable quarterly to HCC at 11.5% per annum through December 31, 2011 and 14% thereafter	153,867	14,673	16,078	123,116	—	—
	$399,494	$35,187	$38,933	$325,374	$—	$—

The Company paid principal of $7.2 million and interest of $603,000 during the three months ended June 30, 2011, on the Term A and Term B Loans.  The Company paid principal of $23.6 million and interest of $1.4 million during the six months ended June 30, 2011, on the Term A and Term B Loans.  The Company paid principal of $67,000 and interest of $21,000 during both the three and six months ended June 30, 2010, on the Term A and Term B Loans.

After giving effect to the 2011 Refinancing, the aggregate maturities of long-term debt including future interest for each of the five years subsequent to June 30, 2011, would be as follows:

	Payments Due by Period
	Total	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
	(In thousands)
The Notes, due July 15, 2019, interest payable semiannually at 10.5% per annum	$552,088	$15,838	$31,500	$31,500	$31,500	$31,500	$410,250
Term Loan, due July 14, 2018	292,841	11,298	14,200	14,078	13,956	13,865	225,444
	$844,929	$27,136	$45,700	$45,578	$45,456	$45,365	$635,694

Senior Secured Note

In August 2003, the Company issued a senior note to HCC for $400.0 million. Cash payments for interest were not required from inception through June 29, 2010. The principal amount of the senior secured note accreted at 10.25% per annum, compounding semi-annually, to June 29, 2010.  The Company’s obligations under this note, including $797.4 million of principal and accrued interest, were terminated in connection with the Recapitalization.

Notes and Interest Payable to HCC

On December 14, 2001, the Company executed a $75.0 million promissory note with HCC.  Interest was payable in cash, quarterly in arrears five days after the end of each calendar quarter. During 2010 the Company paid $4.3 million for interest.  The Company’s obligations under this note, including $108.6 million of principal, were terminated in connection with the Recapitalization.

On October 1, 2005, the Company converted approximately $132.8 million of its license fees payable to a Hallmark Cards affiliate to a promissory note subsequently transferred to HCC.  During 2010 the Company paid $6.8 million for interest.  The Company’s obligations under this note, including $170.1 million of principal, were terminated in connection with the Recapitalization.

On March 21, 2006, the Company converted approximately $70.4 million of its payable to a Hallmark Cards affiliate to a promissory note subsequently transferred to HCC. During 2010 the Company paid $2.5 million for interest.   The Company’s obligations under this note, including $62.0 million of principal, were terminated in connection with the Recapitalization.

Hallmark Guarantee; Interest and Fee Reductions

Hallmark Cards unconditionally guaranteed the Company’s obligations to JPMorgan Chase Bank under the credit facility that expired on July 14, 2011.  This credit support provided by Hallmark Cards resulted in reductions in the interest rate and commitment fees under the credit facility through July 14, 2011; however, the Company agreed to pay and has paid an amount equal to the reductions in the interest rate and commitment fees to Hallmark Cards.  The Company paid Hallmark Cards a reduction amount of the interest rate and commitment fees equal to 0.75% and 0.125%, respectively. Interest expense to HCC in connection with the JPMorgan Chase Bank credit facility was $0 for both the three months ended June 30, 2010 and 2011. Interest expense to HCC in connection with the JPMorgan Chase Bank credit facility was $1,000 and $0 for the six months ended June 30, 2010 and 2011, respectively. Commitment fee expense for both the three months ended June 30, 2010 and 2011, was $10,000. Commitment fee expense for the six months ended June 30, 2010 and 2011, was $22,000 and $19,000, respectively.

8.   Related party obligations

Recapitalization

For financial reporting purposes, the Recapitalization has been accounted for as a troubled debt restructuring in accordance with the guidance of ASC Topic 470-60 Debt—Troubled Debt Restructurings. Identification of the Recapitalization as a troubled debt restructuring involved both qualitative and quantitative aspects. Among the qualitative aspects considered were (i) the Company's expectations that it would have been unable to fulfill the debt service requirements associated with approximately $342.2 million of principal and interest payable to HCC on May 1, 2010 upon the expiration of the waiver agreement (which was extended to August 31, 2010 pursuant to the master recapitalization agreement), along with an additional $784.6 million of principal and interest that would have become immediately due pursuant to cross-default provisions, and (ii) the going concern opinion rendered by the Company's independent registered public accounting firm in connection with the financial statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2009. Quantitatively, Hallmark Cards is deemed to have granted a "concession" within the meaning of ASC 470-60. Prior to consummation of the Recapitalization, the weighted average interest rate of HCC debt was approximately 8.3%. After consideration of (x) the estimated fair values of Preferred Stock and Common Stock issued in the Recapitalization and (y) the debt service requirements of New Debt, the overall effective interest rate on the New Debt resulting from the Recapitalization is less than 1%.

Pursuant to the guidance in the ASC, we (1) recorded the issuance of Preferred Stock and Common Stock at their respective estimated fair values as of June 29, 2010 and (2) recorded New Debt in an amount equal to the residual of (i) the carrying value of HCC Debt less (ii) the estimated fair values of such Preferred Stock and Common Stock. New Debt has been apportioned between the Term A and Term B Loans on the basis of their relative fair values. The amounts by which the apportioned Term Loans exceeded the respective stated amounts of principal are being amortized over the terms of the loans as reductions of the interest expense that otherwise would arise from the stated cash interest rates. The resulting effective interest rates are approximately 0.789% and 1.002%, for the Term A Loan and Term B Loan, respectively. If, and when, any of the available pay-in-kind options (where interest is added to principal) are exercised, the effects of such elections will be recognized prospectively.

The Mergers of HEI and HEH involved non-substantive subsidiaries of Hallmark Cards. The Mergers were recorded at carry-over basis pursuant to the guidance of ASC Topic 805-50 Business Combinations—Related Issues. HEIC and HEH did not have assets other than their investment in the Company.

The following table summarizes the accounting for the Recapitalization:

		In thousands

Pre-Recapitalization
HCC Debt		$1,161,918
Deferred debt issuance costs		(475)
Transaction costs		(3,596)

		$1,157,847

Post-Recapitalization
New Debt		$ 432,140
Preferred stock, 185,000 shares, $0.01 par value, $1,000 liquidation preference		185,000
Common stock, $0.01 par value		2,549
Additional paid-in capital
Fair values of new preferred stock and common stock, less liquidation preference and par value, respectively	$541,754
Transaction costs related to new preferred stock and common stock	(2,547)	539,207

Transaction costs related to the New Debt included in selling, general and administrative expense		(1,049)

		$1,157,847

See "Recapitalization of the Company" in Note 1 for information regarding the debt obligations owed to HCC immediately prior to the Recapitalization. See Note 11 for information related to an imputed discount that arose with the issuance of Preferred Stock and the related effect on the determination of net income (loss) per share.

Related party long-term obligations

The aggregate maturities of nominal related party long-term debt and future interest (assuming no utilization of the payment-in-kind options) for each of the five years subsequent to December 31, 2010, are as follows:

	Payments due by period
(In thousands)	Total	Less than 1 year	2 years	3 years	4 years	5 years

Term A note, due December 31, 2013, interest payable quarterly to HCC at 9.5% per annum through December 31, 2011 and 12% thereafter(1)	$264,058	$27,565	$22,886	$213,607	$—	$—
Term B note, due December 31, 2013, interest payable quarterly to HCC at 11.5% per annum through December 31, 2011 and 14% thereafter	160,425	13,225	16,100	131,100	—	—

	$424,483	$40,790	$38,986	$344,707	$—	$—

(1)   The Company anticipates making a principal payment on the Term A note of approximately $9.3 million, which is the Company's estimated principal payment based on the excess cash flow provisions defined in the Credit Agreement.

The nominal obligations noted in the table above differ from the obligations included in the accompanying balance sheet due to the treatment of the Term A and Term B notes under troubled debt restructuring accounting. The Company paid principal and interest of $16.3 million during the year ended December 31, 2010, on the Term A and Term B notes.

Senior secured note

In August 2003, the Company issued a senior note to HCC for $400.0 million. Cash payments for interest were not required from inception through June 29, 2010. The principal amount of the senior secured note accreted at 10.25% per annum, compounding semi-annually, to June 29, 2010. At December 31, 2009, $758.8 million of principal and interest was included in the senior note payable in the accompanying consolidated balance sheet. The Company's obligations under this note, including $797.4 million of principal and accrued interest, were terminated in connection with the Recapitalization.

Notes and interest payable to HCC

On December 14, 2001, the Company executed a $75.0 million promissory note with HCC. Interest was payable in cash, quarterly in arrears five days after the end of each calendar quarter. The rate of interest under this note was LIBOR plus 5% per annum (5.29% at December 31, 2009). At December 31, 2009, $108.6 million of principal, including interest previously added to principal, and $1.5 million of accrued interest were reported as notes and interest payable to HCC on the accompanying consolidated balance sheet. During 2009 and 2010 the Company paid $6.3 million and $4.3 million, respectively, for interest. The Company's obligations under this note, including $108.6 million of principal, were terminated in connection with the Recapitalization.

On October 1, 2005, the Company converted approximately $132.8 million of its license fees payable to a Hallmark Cards affiliate to a promissory note subsequently transferred to HCC. The rate of interest under this note was LIBOR plus 5% per annum (5.29% at December 31, 2009). At December 31, 2009, $170.1 million of principal, including interest previously added to principal, and $2.3 million of accrued interest were reported as notes and interest payable to HCC on the accompanying consolidated balance sheet. During 2009 and 2010 the Company paid $9.8 million and $6.8 million, respectively, for interest. The Company's obligations under this note, including $170.1 million of principal, were terminated in connection with the Recapitalization.

On March 21, 2006, the Company converted approximately $70.4 million of its payable to a Hallmark Cards affiliate to a promissory note subsequently transferred to HCC. The rate of interest under this note was LIBOR plus 5% per annum (5.29% at December 31, 2009). At December 31, 2009, $62.0 million of principal, including interest previously added to principal, and $838,000 of accrued interest, were reported as notes and interest payable to HCC on the accompanying consolidated balance sheet. During 2009 and 2010 the Company paid $3.6 million and $2.5 million, respectively, for interest. The Company's obligations under this note, including $62.0 million of principal, were terminated in connection with the Recapitalization.

Hallmark guarantee; interest and fee reductions

Hallmark Cards has unconditionally guaranteed the Company's obligations to JPMorgan Chase Bank under the credit facility. Payments, if any, under this guarantee will not reduce the Company's obligations under the credit facility but instead will convey to Hallmark Cards a subordinated participation interest in the Company's obligations under the credit facility. Hallmark Cards also has an option to purchase the lender's entire interest in the credit facility. Prior to April 2009, Hallmark Cards' credit support for the Company's bank credit facility consisted of supplying a letter of credit.

The above mentioned credit support provided by Hallmark Cards resulted in reductions in the interest rate and commitment fees under the credit facility; however, the Company agreed to pay and has paid an amount equal to the reductions in the interest rate and commitment fees to Hallmark Cards. On April 1, 2009, the interest rate and commitment fees under the renewed credit facility increased and the Company began paying Hallmark Cards a smaller reduction amount of the interest rate and commitment fees equal to 0.75% and 0.125%. Interest expense paid to HCC in connection with the JPMorgan Chase Bank credit facility was $1.1 million, $963,000, $1,000 for the years ended December 31, 2008, 2009 and 2010, respectively. Commitment fee expense for the years ended December 31, 2008, 2009 and 2010, was $91,000, $50,000 and $41,000, respectively.

Lease guarantees with Hallmark Cards

On February 24, 2010, the Company executed a letter of credit/guaranty commitment with respect to a certain lease agreement with 12700 Investments, Ltd. for the office space at 12700 Ventura Boulevard, Studio City, California. The landlord required that Crown Media United States, the entity which executed the lease, provide a letter of credit of $1.6 million securing certain obligations of Crown Media United States. Consequently, Hallmark Cards has agreed to guarantee the issuer of such letter of credit against any loss thereon pursuant to the guaranty. As an inducement for Hallmark Cards to issue the guaranty, Crown Media United States has agreed to pay Hallmark Cards a fee which equals 0.75% per annum of the outstanding letter of credit obligation. Additionally, in the event that Hallmark Cards is required to pay any amount under the guaranty, Crown Media United States must reimburse Hallmark Cards for any such amount plus any fees and charges associated with making such payment, any interest applicable to such amount and any costs and expenses of Hallmark Cards in connection with protecting its rights under the guaranty.

On September 2, 2008, Hallmark Cards issued a guaranty for the benefit of Crown Media United States, which guaranty pertains to a lease agreement with Paramount Group, Inc. for the office space at 1325 Avenue of the Americas, New York, New York. As a condition to executing the lease agreement, the landlord required Hallmark Cards to guaranty all obligations of Crown Media United States under the lease agreement. As an inducement for Hallmark Cards to issue the guaranty, Crown Media United States has paid Hallmark Cards a fee which equals 0.28% per annum of the outstanding obligation under the lease agreement. Additionally, in the event that Hallmark Cards is required to pay any amount under the guaranty, Crown Media United States must reimburse Hallmark Cards for any such amount plus any fees and charges associated with making such payment, any interest applicable to such amount and any costs and expenses of Hallmark Cards in connection with protecting its rights under the guaranty.